Net result on derecognition of financial assets measured at amortised cost	12 Months Ended
Dec. 31, 2022
Categories of financial assets [abstract]
Net result on derecognition of financial assets measured at amortised cost
24 Net result on derecognition of financial assets measured at amortised cost

Net result on derecognition of financial assets measured at amortised cost
in EUR million	2022	2021	2020
Loans at amortised cost		1	4
Securities at amortised cost	-5	-1	185
	-5	0	189
In 2020, driven by exceptional market circumstances in the first quarter, ING realised a profit on the sale of debt securities at amortised cost of EUR 186 million.